Loans and Allowance for Credit losses - Commercial Loans by Industry Group and Geography Excluding Covered Loans (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Loans Receivable [Line Items]
Commercial	$ 66,223	$ 56,648
Percentage of allocation for loans and leases receivable commercial	100.00%	100.00%
Manufacturing [Member]
Loans Receivable [Line Items]
Commercial	9,518	8,085
Percentage of allocation for loans and leases receivable commercial	14.40%	14.30%
Finance and Insurance [Member]
Loans Receivable [Line Items]
Commercial	6,579	5,749
Percentage of allocation for loans and leases receivable commercial	9.90%	10.10%
Wholesale Trade [Member]
Loans Receivable [Line Items]
Commercial	6,297	5,485
Percentage of allocation for loans and leases receivable commercial	9.50%	9.70%
Real Estate Rental and Leasing [Member]
Loans Receivable [Line Items]
Commercial	5,855	4,229
Percentage of allocation for loans and leases receivable commercial	8.80%	7.50%
Retail Trade [Member]
Loans Receivable [Line Items]
Commercial	4,735	3,683
Percentage of allocation for loans and leases receivable commercial	7.20%	6.50%
Health care and social assistance [Member]
Loans Receivable [Line Items]
Commercial	4,733	3,850
Percentage of allocation for loans and leases receivable commercial	7.10%	6.80%
Public Administration [Member]
Loans Receivable [Line Items]
Commercial	4,709	3,695
Percentage of allocation for loans and leases receivable commercial	7.10%	6.50%
Transport and Storage [Member]
Loans Receivable [Line Items]
Commercial	2,549	2,409
Percentage of allocation for loans and leases receivable commercial	3.90%	4.30%
Information [Member]
Loans Receivable [Line Items]
Commercial	2,203	2,115
Percentage of allocation for loans and leases receivable commercial	3.30%	3.70%
Professional Scientific and Technical Services [Member]
Loans Receivable [Line Items]
Commercial	2,185	1,932
Percentage of allocation for loans and leases receivable commercial	3.30%	3.40%
Arts Entertainment and Recreation [Member]
Loans Receivable [Line Items]
Commercial	2,124	2,046
Percentage of allocation for loans and leases receivable commercial	3.20%	3.60%
Mining [Member]
Loans Receivable [Line Items]
Commercial	2,122	1,987
Percentage of allocation for loans and leases receivable commercial	3.20%	3.50%
Educational Services [Member]
Loans Receivable [Line Items]
Commercial	1,964	1,422
Percentage of allocation for loans and leases receivable commercial	3.00%	2.50%
Other Services [Member]
Loans Receivable [Line Items]
Commercial	1,670	1,760
Percentage of allocation for loans and leases receivable commercial	2.50%	3.10%
Agriculture Forestry Fishing and Hunting [Member]
Loans Receivable [Line Items]
Commercial	1,553	1,429
Percentage of allocation for loans and leases receivable commercial	2.40%	2.50%
Utilities [Member]
Loans Receivable [Line Items]
Commercial	1,390	1,272
Percentage of allocation for loans and leases receivable commercial	2.10%	2.30%
Other [Member]
Loans Receivable [Line Items]
Commercial	6,037	5,500
Percentage of allocation for loans and leases receivable commercial	9.10%	9.70%
California [Member]
Loans Receivable [Line Items]
Commercial	8,081	6,664
Percentage of allocation for loans and leases receivable commercial	12.20%	11.80%
Colorado [Member]
Loans Receivable [Line Items]
Commercial	2,722	2,292
Percentage of allocation for loans and leases receivable commercial	4.10%	4.00%
Illinois [Member]
Loans Receivable [Line Items]
Commercial	3,544	3,110
Percentage of allocation for loans and leases receivable commercial	5.30%	5.50%
Minnesota [Member]
Loans Receivable [Line Items]
Commercial	4,720	3,968
Percentage of allocation for loans and leases receivable commercial	7.10%	7.00%
Missouri [Member]
Loans Receivable [Line Items]
Commercial	2,922	2,499
Percentage of allocation for loans and leases receivable commercial	4.40%	4.40%
Ohio [Member]
Loans Receivable [Line Items]
Commercial	3,240	3,050
Percentage of allocation for loans and leases receivable commercial	4.90%	5.40%
Oregon [Member]
Loans Receivable [Line Items]
Commercial	1,792	1,514
Percentage of allocation for loans and leases receivable commercial	2.70%	2.70%
Washington [Member]
Loans Receivable [Line Items]
Commercial	2,626	2,568
Percentage of allocation for loans and leases receivable commercial	4.00%	4.50%
Wisconsin [Member]
Loans Receivable [Line Items]
Commercial	2,727	2,357
Percentage of allocation for loans and leases receivable commercial	4.10%	4.20%
Iowa, Kansas, Nebraska, North Dakota, South Dakota [Member]
Loans Receivable [Line Items]
Commercial	4,244	3,586
Percentage of allocation for loans and leases receivable commercial	6.40%	6.30%
Arkansas, Indiana, Kentucky, Tennessee [Member]
Loans Receivable [Line Items]
Commercial	3,545	3,246
Percentage of allocation for loans and leases receivable commercial	5.40%	5.70%
Idaho, Montana, Wyoming [Member]
Loans Receivable [Line Items]
Commercial	1,096	1,113
Percentage of allocation for loans and leases receivable commercial	1.70%	2.00%
Arizona, Nevada, New Mexico, Utah [Member]
Loans Receivable [Line Items]
Commercial	2,435	2,351
Percentage of allocation for loans and leases receivable commercial	3.70%	4.10%
Total Banking Region [Member]
Loans Receivable [Line Items]
Commercial	43,694	38,318
Percentage of allocation for loans and leases receivable commercial	66.00%	67.60%
Florida, Michigan, New York, Pennsylvania, Texas [Member]
Loans Receivable [Line Items]
Commercial	11,082	9,204
Percentage of allocation for loans and leases receivable commercial	16.70%	16.30%
All Other States [Member]
Loans Receivable [Line Items]
Commercial	11,447	9,126
Percentage of allocation for loans and leases receivable commercial	17.30%	16.10%
Outside the Company's banking region [Member]
Loans Receivable [Line Items]
Commercial	$ 22,529	$ 18,330
Percentage of allocation for loans and leases receivable commercial	34.00%	32.40%